June 19, 2000

                   DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                     DREYFUS INTERMEDIATE TERM INCOME FUND
                         DREYFUS SHORT-TERM INCOME FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 1, 1999

      THE FOLLOWING REPLACES THE THIRD SENTENCE OF THE FOURTH PARAGRAPH OF THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED: "MANAGEMENT ARRANGEMENTS."

      Each Fund's portfolio managers are: Messrs. Michael Hoeh, Roger King, John Koerber, and Gerald Thunelius.

                                                                082/083s0600sai